UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2010
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Check here if Amendment [    ]; Amendment Number:
                                                  -------

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Arrowgrass Capital Partners (US) LP
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Address:          245 Park Avenue
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                  New York, New York 10167
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Form 13F File Number:  028-13317
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sean Flynn
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Title:     Director of the General Partner
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Phone:      +1 (345) 949-9900
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Signature, Place, and Date of Signing:

     /s/ Sean Flynn             Cayman Islands             August 13, 2010
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      [Signature]               [City/State]                    [Date}


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
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Form 13F Information Table Entry Total:        9
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Form 13F Information Table Value Total:        $ 64,541
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                                                (thousands)


List of Other Included Managers:  None


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                COLUMN 1            COLUMN 2      COLUMN 3  COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
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                                                             VALUE    SHRS OR    SH/ PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
             NAME OF ISSUER      TITLE OF CLASS     CUSIP   (X$1000)  PRN AMT    PRN CALL  DISCRETION  MANAGER  SOLE   SHARED  NONE
ADVANCED MICRO DEVICES INC     NOTE  5.750% 8/1  007903AN7     15,818    43,500  PRN          SOLE              43,500
CHINA HYDROELECTRIC CORP       SPONSORED ADR     16949D101        451    60,000  SH           SOLE              60,000
HERTZ GLOBAL HOLDINGS INC      NOTE  5.250% 6/0  42805TAA3     11,415    10,000  PRN          SOLE              10,000
JETBLUE AIRWAYS CORP           DBCV  6.750%10/1  477143AF8      2,247     2,000  PRN          SOLE               2,000
JETBLUE AIRWAYS CORP           DBCV  6.750%10/1  477143AG6      9,132     8,130  PRN          SOLE               8,130
NORTH ASIA INVESTMENT CORP     COM               G66202105      6,154   619,100  SH           SOLE             619,100
NAVIOS MARITIME ACQUIS CORP    SHS               Y62159101      1,982   310,700  SH           SOLE             310,700
ISTAR FINL INC                 COM               45031U101     10,053 2,253,999  SH           SOLE           2,253,999
UNITED RENTALS NORTH AMER IN   NOTE  1.875%10/1  911365AH7      7,289    17,070  PRN          SOLE              17,070

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